Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Balances and Transactions with Related Parties
Note 29 - Balances and Transactions with Related Parties

A.	Compensation, benefits and transactions with related parties:

	For the year ended December 31
	2025	2024
	USD in thousands	USD in thousands
Compensation and benefits which were given to related parties:

Payroll and related expenses to Related parties employed in the Company	746	735

Granting of equity compensation to Related parties employed in the Company	1,529	817

Number of people to whom the benefit applies	1	1

Compensation for directors who are not employed in the Company	652	503

Number of people to whom the benefit applies	7	7

Granting of equity compensation to directors who are not employed in the Company	440	378

Number of people to whom the benefit applies	7	7

B.	Engagements with interested parties and Related parties

Executive compensation subjects:

The terms of tenure and employment of the Company’s officers are determined in accordance with the Company’s compensation policy, as approved from time to time, by the general meeting of the Company’s shareholders.

The terms for officers are generally consistent with the standard industry practice, and in accordance with the Company’s compensation policy, whereby the salary components of the Company’s officers include salary, social benefits, variable compensation targets signifying entitlement to annual bonuses, equity compensation, such as options, restricted share units (“RSUs”) and performance-based RSUs (“PSUs”), etc.

(1)	Gilad Yavetz (“Gilad”):

Presented below are several key matters relating to the Company’s former Chief Executive Officer and current Executive Chairman of the Board, and the Company’s former Chairman of the Board and current Vice Chairman of the Board:

In the Company’s annual meeting in August 2021 (the “2021 Meeting”), a progressive salary program was approved for Gilad. Gilad’s terms of tenure were amended in the Company’s Special General Meeting in April 2024 (the “2024 Meeting”) effective as of January 1, 2024.

In September 2025, our shareholders approved in a special and annual general meeting (the “2025 Meeting”) certain amendments to our compensation policy. At the 2025 meeting, Gilad was appointed full-time Executive Chairman of the Board and his terms of tenure were amended, effective as of October 2025.

 The following also reflects the salary during the entire reporting year):

Relevant year	Updated base salary (NIS)	Number of annual bonus salaries subject to the fulfillment of targets which will be determined according to the Company’s compensation policy*
2023	105,000 (approximately USD 29,800)	9
2024 and the first 9 months of 2025	108,000 (approximately USD 29,190)	10**
As of October, 2025	118,000*** (approximately USD 34,200)	-

* The bonus may reach a level of 125% (i.e., above the foregoing salaries limit), subject to excellence targets which will be defined.

** Represents the target for annual bonus, not including discretionary bonus or bonus for outstanding performance.

***The base salary shall be adjusted in January of each year to reflect increases in the CPI for the preceding calendar year. This linkage will take effect starting with the salary for January 2027, based on the CPI increase in 2026.

Gilad’s salary components also include, in addition to the foregoing, vehicle components, social benefits, reimbursement of expenses, etc., according to the standard practice, and in accordance with the Company’s compensation policy.

Following the approval of the 2024 Meeting Gilad received a letter of exemption, exempting him from liability towards the Company under certain limited circumstances.

Grant of options, Gilad:

The 2021 Meeting approved the allocation to Gilad of 500,000 options, exercisable into up to 500,000 ordinary Company shares, at an exercise price of NIS 71.89 per share. The grant was performed on September 30, 2021. See Note 18(C).

Options may be converted to shares according to the cashless exercise mechanism, by which the number of shares which will result from the exercise of the options will be less than the number of converted options. The number of shares on a fully diluted basis is calculated according to the B&S model and/or the binomial model.

The 2025 Meeting approved the allocation to Gilad of 345,927 options, exercisable into up to 345,927 ordinary Company shares, at an exercise price of NIS 84.6 per share. The grant was performed on October 1, 2025. See Note 18(P).

The option would vest in four equal annual instalments of 25%, so long as Gilad serves as an officer of the Company, with the first instalment to vest a year from the grant date and an additional 25% to vest on each annual anniversary of the vesting date thereafter.

Options may be converted to shares according to the cashless exercise mechanism, by which the number of shares which will result from the exercise of the options will be less than the number of converted options. The number of shares on a fully diluted basis is calculated according to the B&S model and/or the binomial model.

Grant of RSUs and performance-based RSUs (“PSUs”), Gilad:

The 2024 Meeting approved the grant of 87,023 restricted share units (“RSUs”) to Gilad. The RSUs, granted under the Company’s 2010 Plan, will vest in four equal annual instalments of 25%, so long as Gilad serves as an officer of the Company, with the first instalment to vest a year from the grant date and an additional 25% to vest on each annual anniversary of the vesting date thereafter. See Note 18(H).

The 2025 Meeting approved the grant of 6,726 RSUs and 76,055 PSUs to Gilad. The RSUs and PSUs, granted under the Company’s 2010 Plan, will vest in four equal annual instalments of 25%, so long as Gilad serves as an officer of the Company, with the first instalment to vest a year from the grant date and an additional 25% to vest on each annual anniversary of the vesting date thereafter. The vesting of the PSUs is subject to achievement of performance metrics for the preceding calendar year (the “PSU Metrics”). The PSU Metrics – Total Income and Revenues, and Adjusted EBITDA (each as reported in the Company’s Annual Report on Form 20-F) – are measured against the midpoint of the Company’s forecast published at the start of the applicable performance year. Achievement of 90% of the target yields 50% vesting for that Metric’s portion of the tranche, with linear interpolation for achievement between 90% and 100%. PSU Metrics are weighted equally and evaluated independently; overperformance in one cannot offset the other. See Note 18(Q).

Yair Seroussi, Vise Chairman of the Board:

Yair has served as the Chairman of the Board since May 2018, and was appointed Vice Chairman of the Board at the 2025 meeting, effective October 2025.

The 2025 Meeting re-approved the principal terms of engagement consisting of gross monthly compensation in the amount of NIS 50,000, paid against an invoice (approximately USD 14 thousand per month). The said amount shall be adjusted in January of each year to reflect increases in the CPI for the preceding calendar year.

This linkage will take effect starting withs the salary for January 2027, based on the CPI increase in 2026. Mr. Seroussi is employed in a 40% position. In addition, the 2024 Meeting approved the issuance of an exemption letter to Yair, exempting him from liability towards the Company under certain limited circumstances.

Grant of options, Yair:

The 2025 Meeting approved the allocation to Yair of 51,574 options, exercisable into up to 51,574 ordinary Company shares, at an exercise price of NIS 84.6 per share. The grant was performed on October 1, 2025. See Note 18(P).

The option would vest in four equal annual instalments of 25%, so long as Yair serves as an officer of the Company, with the first instalment to vest a year from the grant date and an additional 25% to vest on each annual anniversary of the vesting date thereafter.

Options may be converted to shares according to the cashless exercise mechanism, by which the number of shares which will result from the exercise of the options will be less than the number of converted options. The number of shares on a fully diluted basis is calculated according to the B&S model and/or the binomial model.

Grant of restricted share units and performance-based RSUs (“PSUs”), Yair:

The 2024 Meeting approved the grant of 14,233 RSUs to Yair. The RSUs, granted under the Company’s 2010 Plan, will vest in four equal annual instalments of 25%, so long as Yair serves as an officer of the Company, with the first instalment to vest a year from the grant date and an additional 25% to vest on each annual anniversary of the vesting date thereafter. See Note 18(H).

The 2025 Meeting approved the grant of 11,339 PSUs to Yair. The PSUs, granted under the Company’s 2010 Plan, will vest in four equal annual instalments of 25%, so long as Yair serves as an officer of the Company, with the first instalment to vest a year from the grant date and an additional 25% to vest on each annual anniversary of the vesting date thereafter. The vesting of the PSUs is also subject to the achievement of the applicable business performance metrics, determined on the grant date. The vesting of the PSUs is subject to achievement of performance metrics for the preceding calendar year (the “PSU Metrics”). The PSU Metrics – Total Income and Revenues, and Adjusted EBITDA (each as reported in the Company’s Annual Report on Form 20-F) – are measured against the midpoint of the Company’s forecast published at the start of the applicable performance year. Achievement of 90% of the target yields 50% vesting for that Metric’s portion of the tranche, with linear interpolation for achievement between 90% and 100%. PSU Metrics are weighted equally and evaluated independently; overperformance in one cannot offset the other. See Note 18(Q).

(3)	Board Members:

In April 2024, the 2024 Meeting approved the grant of 5,112 RSUs to each of the other six non-executive members of our board of directors (excluding Yair). The RSUs, granted under the Company’s 2010 Plan, will vest in three equal annual instalments of 33 1/3%, with the first instalment to vest a year from the grant date and an additional 33 1/3% to vest on each annual anniversary of the vesting date thereafter.

The 2024 Meeting approved the issuance of an exemption letter to each of the Board Members, exempting them from liability towards the Company under certain limited circumstances.